Offerings - Offering: 1	Aug. 19, 2024 USD ($)
Offering:
Fee Previously Paid	false
Rule 0-11	true
Transaction Valuation	$ 1,143,465,870.40
Fee Rate	0.01476%
Amount of Registration Fee	$ 168,775.56
Offering Note	(1) Calculated solely for the purpose of determining the filing fee in accordance with Rule 0-11(c)(1) under the Securities Exchange Act of 1934, as amended (the "Exchange Act"). The calculation assumes the contribution of all of the shares of Amundi Holdings US, Inc. in exchange for the right to receive (a) a number of newly issued shares of Victory common stock, par value $0.01 per share ("Victory common stock") representing 4.9% of the number of issued and outstanding shares of Victory common stock, after giving effect to that issuance, and (b) a number of newly issued shares of a new series of Victory non-voting convertible preferred stock, par value $0.01 per share, which will be designated as Series A Non-Voting Convertible Preferred Stock ("Victory preferred stock") and which, together with the shares of Victory common stock issued to Amundi, will in the aggregate represent 26.1% of Victory's fully diluted shares after giving effect to such issuances (the "share issuance"). Based on the 66,481,098 fully diluted shares of Victory common stock as of July 31, 2024 (including 64,875,913 outstanding shares of Victory common stock), and assuming there are no adjustments to the share consideration pursuant to the contribution agreement, upon consummation of the contribution and after giving effect to the share issuance, Amundi would hold approximately (i) 3,342,712 shares of Victory common stock, and (ii) 20,137,080 shares of Victory preferred stock (which Victory preferred stock is economically equivalent to the Victory common stock). The average of the high and low prices of shares of Victory common stock as reported on the Nasdaq Global Select Market as of August 13, 2024 is $48.70. As a result, this calculation assumes a transaction value of $1,143,465,870,40. (2) The amount of the filing fee calculated in accordance with the Exchange Act of 1934 equals $147.60 for each $1,000,000 of transaction value. The filing fee was calculated in accordance with Rule 0-11 under the Exchange Act.